Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles	12 Months Ended
Dec. 31, 2014
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles
5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles
See Note 1 for a description of capitalized acquisition costs.
Nonparticipating and Non-Dividend-Paying Traditional Contracts
The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, non-medical health insurance, and accident & health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.
Participating, Dividend-Paying Traditional Contracts
The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.
Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts
The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.
Credit Insurance, Property and Casualty Insurance and Other Short-Duration Contracts
The Company amortizes DAC for these contracts, which is primarily composed of commissions and certain underwriting expenses, in proportion to historic and future earned premium over the applicable contract term.
Factors Impacting Amortization
Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company’s long-term expectation produce higher account balances, which increases the Company’s future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company’s long-term expectation. The Company’s practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.
The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.
Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.
Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DAC
Balance at January 1,	$19,774	$17,150	$15,240
Capitalizations	4,183	4,786	5,289
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(39)	192	(40)
Other expenses	(3,372)	(2,812)	(2,875)
Total amortization	(3,411)	(2,620)	(2,915)
Unrealized investment gains (losses)	(676)	924	(516)
Effect of foreign currency translation and other	(886)	(466)	52
Balance at December 31,	18,984	19,774	17,150
VOBA
Balance at January 1,	6,932	7,611	9,379
Acquisitions (1)	—	947	55
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(1)	3	(1)
Other expenses	(720)	(933)	(1,283)
Total amortization	(721)	(930)	(1,284)
Unrealized investment gains (losses)	(26)	358	(197)
Effect of foreign currency translation and other	(727)	(1,054)	(342)
Balance at December 31,	5,458	6,932	7,611
Total DAC and VOBA
Balance at December 31,	$24,442	$26,706	$24,761

______________
(1)     See Note 3 for a description of acquisitions.
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2014	2013
	(In millions)
Retail	$11,963	$12,882
Group, Voluntary & Worksite Benefits	377	382
Corporate Benefit Funding	111	99
Latin America	2,063	2,227
Asia	8,217	9,077
EMEA	1,709	2,039
Corporate & Other	2	—
Total	$24,442	$26,706

See Note 2 for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DSI
Balance at January 1,	$950	$930	$926
Capitalization	56	58	81
Amortization	(130)	(36)	(77)
Unrealized investment gains (losses)	(64)	—	—
Effect of foreign currency translation	(2)	(2)	—
Balance at December 31,	$810	$950	$930

VODA and VOCRA
Balance at January 1,	$975	$1,108	$1,264
Amortization (1)	(82)	(84)	(150)
Effect of foreign currency translation	(46)	(49)	(6)
Balance at December 31,	$847	$975	$1,108
Accumulated amortization	$500	$418	$334

Negative VOBA
Balance at January 1,	$2,162	$2,916	$3,657
Acquisitions	—	—	10
Amortization	(442)	(579)	(622)
Effect of foreign currency translation and other	(124)	(175)	(129)
Balance at December 31,	$1,596	$2,162	$2,916
Accumulated amortization	$2,404	$1,962	$1,383
____________

(1)
In connection with the Company’s annual impairment testing of VOCRA, it was determined that the VOCRA included in the Group, Voluntary & Worksite Benefits segment, associated with a previously acquired dental business, was impaired as the undiscounted future cash flows associated with the asset were lower than its current carrying value. This shortfall in undiscounted future cash flows is primarily the result of actual persistency experience being less favorable than what was assumed when the asset was acquired. As a result of this impairment, the Company wrote the asset down to its estimated fair value, which was determined using the discounted cash flow valuation approach. The Company recorded a non-cash charge of $77 million ($50 million, net of income tax) for the impairment of the VOCRA balance to other expenses in the consolidated statement of operations for the year ended December 31, 2012.

The estimated future amortization expense (credit) to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA	Negative VOBA
	(In millions)
2015	$633	$75	$(342)
2016	$532	$70	$(262)
2017	$455	$67	$(146)
2018	$403	$62	$(61)
2019	$353	$58	$(40)